Inventories (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Inventories [Line Items]
Finished Goods	€ 751,877,000	€ 672,851,000
Health care supplies	387,567,000	343,351,000
Raw materials and purchased components	220,595,000	193,295,000
Work in process	93,708,000	81,282,000
Inventories	€ 1,453,747,000	€ 1,290,779,000